Trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade receivables	$ 333	$ 334
Other receivables and prepayments	175	167
Related party receivables	1	11
Trade and other receivables	$ 509	$ 512